Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Afterpay Ltd.(a)	672	$45,629
AGL Energy Ltd.	1,728	15,144
AMP Ltd.	20,012	21,502
Ampol Ltd.	1,128	20,548
APA Group	2,428	17,886
Aristocrat Leisure Ltd.	1,172	23,564
ASX Ltd.	348	19,460
Aurizon Holdings Ltd.	6,604	17,484
AusNet Services	15,548	21,837
Australia & New Zealand Banking Group Ltd.	1,440	19,021
BHP Group Ltd.	808	19,167
BHP Group PLC	868	16,725
BlueScope Steel Ltd.	2,956	30,432
Brambles Ltd.	2,540	17,106
CIMIC Group Ltd.(a)	1,224	18,480
Coca-Cola Amatil Ltd.	3,336	29,120
Cochlear Ltd.	160	23,841
Coles Group Ltd.	1,812	22,586
Commonwealth Bank of Australia	460	22,296
Computershare Ltd.	2,436	20,785
Crown Resorts Ltd.	3,068	17,839
CSL Ltd.	84	16,963
Dexus	3,120	18,865
Evolution Mining Ltd.	4,688	18,239
Fortescue Metals Group Ltd.	1,980	24,152
Goodman Group	1,840	23,775
GPT Group (The)	6,732	19,052
Insurance Australia Group Ltd.	5,224	17,499
James Hardie Industries PLC	1,224	29,723
Lendlease Corp. Ltd.	2,468	20,729
Macquarie Group Ltd.	260	23,143
Magellan Financial Group Ltd.	528	20,430
Medibank Pvt Ltd.	10,024	18,795
Mirvac Group	12,928	19,156
National Australia Bank Ltd.	1,784	23,302
Newcrest Mining Ltd.	884	18,152
Northern Star Resources Ltd.	2,024	21,107
Oil Search Ltd.	8,608	15,536
Orica Ltd.	1,716	18,389
Origin Energy Ltd.	5,028	14,124
Qantas Airways Ltd.(a)	8,260	24,304
QBE Insurance Group Ltd.	3,704	21,459
Ramsay Health Care Ltd.	404	17,689
REA Group Ltd.	308	25,581
Rio Tinto Ltd.	316	20,511
Santos Ltd.	5,648	18,761
Scentre Group	10,788	15,909
Seek Ltd.(a)(b)	1,552	23,444
Sonic Healthcare Ltd.	1,016	24,844
South32 Ltd.	14,428	20,568
Stockland	9,608	25,977
Suncorp Group Ltd.	3,272	18,865
Sydney Airport	5,961	22,814
Tabcorp Holdings Ltd.	9,522	22,000
Telstra Corp. Ltd.	8,720	16,411
TPG Telecom Ltd.(a)	3,968	20,007
Transurban Group	1,876	17,733
Treasury Wine Estates Ltd.	2,900	18,675

Security	Shares	Value

Australia (continued)
Vicinity Centres	19,024	$16,165
Washington H Soul Pattinson & Co. Ltd.	1,632	29,041
Wesfarmers Ltd.	680	21,947
Westpac Banking Corp.	1,796	22,589
WiseTech Global Ltd.	1,416	28,728
Woodside Petroleum Ltd.	1,320	16,241
Woolworths Group Ltd.	764	20,474

		1,372,320

Austria — 0.6%
ANDRITZ AG	568	19,135
Erste Group Bank AG(a)	916	18,758
OMV AG	568	13,034
Raiffeisen Bank International AG(a)	1,112	15,984
Verbund AG	448	25,769
voestalpine AG	1,044	29,004

		121,684

Belgium — 1.3%
Ageas SA/NV	572	23,020
Anheuser-Busch InBev SA/NV	400	20,762
Elia Group SA/NV	160	15,488
Etablissements Franz Colruyt NV	324	19,180
Galapagos NV(a)	80	9,449
Groupe Bruxelles Lambert SA	508	41,588
KBC Group NV	388	19,132
Proximus SADP	976	18,980
Sofina SA	76	19,742
Solvay SA	252	20,460
Telenet Group Holding NV	504	19,374
UCB SA	212	20,917
Umicore SA	496	19,089

		267,181

Canada — 8.8%
Agnico Eagle Mines Ltd.	264	20,883
Air Canada(a)	1,620	17,897
Algonquin Power & Utilities Corp.	1,260	19,089
Alimentation Couche-Tard Inc., Class B	596	18,340
AltaGas Ltd.	1,688	21,382
Atco Ltd., Class I, NVS	736	20,473
B2Gold Corp.	3,300	21,211
Bank of Montreal	392	23,323
Bank of Nova Scotia (The)	504	20,922
Barrick Gold Corp.	624	16,670
Bausch Health Companies Inc.(a)	1,004	16,528
BCE Inc.	456	18,310
BlackBerry Ltd.(a)	4,352	19,518
Brookfield Asset Management Inc., Class A	596	17,697
CAE Inc.	1,272	21,722
Cameco Corp.	1,972	18,724
Canadian Apartment Properties REIT	524	16,832
Canadian Imperial Bank of Commerce	324	24,149
Canadian National Railway Co.	232	23,029
Canadian Natural Resources Ltd.	984	15,645
Canadian Pacific Railway Ltd.	84	25,083
Canadian Tire Corp. Ltd., Class A, NVS	264	29,458
Canadian Utilities Ltd., Class A, NVS	836	19,525
Canopy Growth Corp.(a)(c)	1,076	20,199
CCL Industries Inc., Class B, NVS	632	24,079
Cenovus Energy Inc.	4,720	15,434
CGI Inc.(a)	308	19,097

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CI Financial Corp.	1,829	$21,303
Constellation Software Inc.	16	16,783
Cronos Group Inc.(a)(c)	3,484	18,474
Dollarama Inc.	584	20,095
Emera Inc.	480	19,134
Empire Co. Ltd., Class A, NVS	824	22,464
Enbridge Inc.	540	14,867
Fairfax Financial Holdings Ltd.	68	17,862
First Capital Real Estate Investment Trust	2,084	18,474
First Quantum Minerals Ltd.	2,956	33,942
Fortis Inc.	504	19,894
Franco-Nevada Corp.	124	16,888
George Weston Ltd.	252	17,658
Gildan Activewear Inc.	1,484	30,718
Great-West Lifeco Inc.	1,252	25,494
Hydro One Ltd.(d)	948	20,697
iA Financial Corp. Inc.	684	23,813
IGM Financial Inc.	972	21,323
Imperial Oil Ltd.	1,220	16,214
Intact Financial Corp.	156	16,101
Inter Pipeline Ltd.	2,172	19,320
Keyera Corp.	1,224	17,359
Kinross Gold Corp.	2,452	19,493
Kirkland Lake Gold Ltd.	452	20,577
Loblaw Companies Ltd.	364	18,105
Lundin Mining Corp.	4,040	24,391
Magna International Inc.	468	23,878
Manulife Financial Corp.	1,468	19,884
Metro Inc.	416	19,391
National Bank of Canada	504	24,169
Nutrien Ltd.	552	22,422
Onex Corp.	428	18,489
Open Text Corp.	492	18,062
Pan American Silver Corp.	688	21,847
Parkland Corp./Canada	604	14,740
Pembina Pipeline Corp.	724	15,144
Power Corp. of Canada	1,248	23,746
Quebecor Inc., Class B	912	21,142
Restaurant Brands International Inc.	344	17,861
RioCan REIT	1,520	16,393
Ritchie Bros Auctioneers Inc.	452	27,377
Rogers Communications Inc., Class B, NVS	476	19,321
Royal Bank of Canada	320	22,358
Saputo Inc.	716	17,415
Shaw Communications Inc., Class B, NVS	1,152	18,965
Shopify Inc., Class A(a)	20	18,423
SmartCentres Real Estate Investment Trust	1,372	21,670
SSR Mining Inc.(a)	1,040	19,235
Sun Life Financial Inc.	564	22,423
Suncor Energy Inc.	1,028	11,588
TC Energy Corp.	416	16,361
Teck Resources Ltd., Class B	1,936	25,424
TELUS Corp.	1,360	23,235
Thomson Reuters Corp.	272	21,130
TMX Group Ltd.	200	19,419
Toronto-Dominion Bank (The)	452	19,926
Wheaton Precious Metals Corp.	380	17,425
WSP Global Inc.	284	17,949
Yamana Gold Inc.	3,352	18,629

		1,732,103

Security	Shares	Value

Denmark — 2.0%
Ambu A/S, Series B	612	$18,552
AP Moller - Maersk A/S, Class A	4	5,902
AP Moller - Maersk A/S, Class B, NVS	16	25,559
Carlsberg AS, Class B	152	19,239
Chr Hansen Holding A/S	192	19,340
Coloplast A/S, Class B	112	16,346
Danske Bank A/S(a)	1,684	22,385
Demant A/S(a)	744	23,432
DSV PANALPINA A/S	168	27,205
Genmab A/S(a)	64	21,319
GN Store Nord A/S	372	26,756
H Lundbeck A/S	480	13,518
Novo Nordisk A/S, Class B	240	15,416
Novozymes A/S, Class B	404	24,279
Orsted A/S(d)	160	25,396
Pandora A/S(a)	444	35,165
Tryg A/S	816	22,636
Vestas Wind Systems A/S	184	31,408

		393,853

Finland — 1.1%
Elisa OYJ	316	15,548
Fortum OYJ	1,064	20,016
Kone OYJ, Class B	284	22,608
Neste OYJ	492	25,607
Nokia OYJ(a)	4,840	16,350
Nordea Bank Abp(a)	2,977	22,301
Orion OYJ, Class B	376	16,096
Sampo OYJ, Class A	572	21,588
Stora Enso OYJ, Class R	1,584	23,110
UPM-Kymmene OYJ	660	18,651
Wartsila OYJ Abp	2,516	19,994

		221,869

France — 7.9%
Accor SA(a)	804	20,473
Aeroports de Paris	212	20,719
Air Liquide SA	152	22,221
Airbus SE(a)	292	21,289
Alstom SA(a)	444	19,902
Amundi SA(a)(d)	276	18,100
Arkema SA	228	22,330
Atos SE(a)	268	18,294
AXA SA	1,000	16,075
BioMerieux	128	19,055
BNP Paribas SA(a)	568	19,753
Bollore SA	6,536	23,419
Bouygues SA	640	20,986
Bureau Veritas SA(a)	868	19,059
Capgemini SE	216	24,944
Carrefour SA	1,344	20,916
Cie. de Saint-Gobain(a)	672	26,223
Cie. Generale des Etablissements Michelin SCA	192	20,719
CNP Assurances(a)	1,864	20,996
Covivio	316	18,810
Credit Agricole SA(a)	2,316	18,296
Danone SA	264	14,576
Dassault Aviation SA(a)	24	20,017
Dassault Systemes SE	124	21,168
Edenred	464	21,641
Eiffage SA(a)	228	16,551

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Electricite de France SA	2,204	$25,591
Engie SA(a)	1,676	20,275
EssilorLuxottica SA(a)	144	17,814
Eurazeo SE(a)	420	19,100
Eurofins Scientific SE(a)	32	25,489
Faurecia SE(a)	504	19,104
Gecina SA	144	17,881
Getlink SE(a)	1,520	20,432
Hermes International	24	22,337
ICADE	276	13,953
Iliad SA	116	22,430
Ingenico Group SA(a)	21	3,021
Ipsen SA	252	22,940
JCDecaux SA(a)	948	14,632
Kering SA	36	21,743
Klepierre SA	1,184	14,999
La Francaise des Jeux SAEM(d)	644	24,140
Legrand SA	272	20,113
L’Oreal SA	64	20,703
LVMH Moet Hennessy Louis Vuitton SE	44	20,619
Natixis SA(a)	8,752	20,349
Orange SA	1,600	17,948
Orpea(a)	164	16,379
Pernod Ricard SA	132	21,280
Peugeot SA(a)	1,444	25,954
Publicis Groupe SA	700	24,299
Remy Cointreau SA	168	28,376
Renault SA(a)	1,004	24,858
Safran SA(a)	188	19,823
Sanofi	160	14,420
Sartorius Stedim Biotech	72	27,308
Schneider Electric SE	184	22,333
SCOR SE(a)	720	17,495
SEB SA	156	25,368
SES SA	2,916	23,281
Societe Generale SA(a)	1,356	18,386
Sodexo SA	300	19,255
STMicroelectronics NV	716	21,810
Suez SA	1,796	32,887
Teleperformance	76	22,814
Thales SA	244	15,882
TOTAL SE	472	14,196
Ubisoft Entertainment SA(a)	256	22,586
Unibail-Rodamco-Westfield	336	13,659
Valeo SA	928	28,073
Veolia Environnement SA	928	17,285
Vinci SA	220	17,380
Vivendi SA	852	24,603
Wendel SE	208	18,026
Worldline SA(a)(c)(d)	451	33,460

		1,563,621

Germany — 5.5%
adidas AG(a)	72	21,387
Allianz SE, Registered	108	19,004
Aroundtown SA(a)	3,608	17,303
BASF SE	396	21,712
Bayer AG, Registered	228	10,719
Bayerische Motoren Werke AG	300	20,506
Beiersdorf AG	180	18,850
Brenntag AG	392	25,059

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	184	$23,769
Commerzbank AG(a)	5,356	25,236
Continental AG	200	21,265
Covestro AG(d)	568	27,107
Daimler AG, Registered	508	26,273
Delivery Hero SE(a)(d)	196	22,552
Deutsche Bank AG, Registered(a)	2,480	22,825
Deutsche Boerse AG	112	16,484
Deutsche Lufthansa AG, Registered(a)(c)	2,240	19,235
Deutsche Post AG, Registered	576	25,523
Deutsche Telekom AG, Registered	1,108	16,869
Deutsche Wohnen SE	432	21,804
E.ON SE	1,680	17,519
Evonik Industries AG	784	18,877
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	436	15,754
Fresenius Medical Care AG & Co. KGaA	224	17,112
Fresenius SE & Co. KGaA	392	14,539
GEA Group AG	664	22,098
Hannover Rueck SE	120	17,431
HeidelbergCement AG	408	23,345
Henkel AG & Co. KGaA	76	6,874
HOCHTIEF AG	236	17,374
Infineon Technologies AG	884	24,610
KION Group AG	348	27,095
Knorr-Bremse AG	192	22,238
LANXESS AG	384	19,467
LEG Immobilien AG	148	20,002
Merck KGaA	140	20,735
METRO AG	2,124	20,832
MTU Aero Engines AG	124	21,168
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	76	17,777
Nemetschek SE	260	18,808
Puma SE(a)	280	24,475
RWE AG	556	20,589
SAP SE	144	15,346
Scout24 AG(d)	252	20,298
Siemens AG, Registered	172	20,176
Siemens Healthineers AG(d)	364	15,627
Symrise AG	176	21,701
TeamViewer AG(a)(d)	396	17,436
Telefonica Deutschland Holding AG	5,596	14,126
thyssenkrupp AG(a)	3,416	16,294
Uniper SE	700	20,923
United Internet AG, Registered	464	16,269
Vonovia SE	316	20,179
Zalando SE(a)(d)	312	29,140

		1,079,716

Hong Kong — 3.7%
AIA Group Ltd.	1,600	15,072
ASM Pacific Technology Ltd.	2,000	20,116
Bank of East Asia Ltd. (The)	9,600	17,282
BeiGene Ltd., ADR(a)	108	32,024
BOC Hong Kong Holdings Ltd.	6,000	16,635
Budweiser Brewing Co. APAC Ltd.(d)	6,000	17,641
CK Asset Holdings Ltd.	2,000	9,259
CK Hutchison Holdings Ltd.	2,000	12,044
CK Infrastructure Holdings Ltd.	4,000	18,827
CLP Holdings Ltd.	2,000	18,388
Dairy Farm International Holdings Ltd.(c)	4,000	15,080

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group Ltd.	4,000	$26,358
Hang Lung Properties Ltd.	8,000	19,415
Hang Seng Bank Ltd.	1,200	18,445
Henderson Land Development Co. Ltd.	4,464	15,801
HK Electric Investments & HK Electric Investments Ltd.	18,000	18,314
HKT Trust & HKT Ltd.	12,000	15,505
Hong Kong & China Gas Co. Ltd.	8,835	12,692
Hong Kong Exchanges & Clearing Ltd.	500	23,869
Hongkong Land Holdings Ltd.	4,800	17,616
Jardine Matheson Holdings Ltd.	400	17,756
Jardine Strategic Holdings Ltd.	800	17,352
Kerry Properties Ltd.	6,000	14,669
Link REIT	2,000	15,229
Melco Resorts & Entertainment Ltd., ADR	1,332	21,472
Microport Scientific Corp.	5,000	17,570
MTR Corp. Ltd.	2,000	9,891
New World Development Co. Ltd.	4,000	19,033
PCCW Ltd.	32,000	19,229
Power Assets Holdings Ltd.	2,000	10,277
Sands China Ltd.	4,800	16,805
Sino Land Co. Ltd.	16,000	18,899
SJM Holdings Ltd.	16,000	16,568
Sun Hung Kai Properties Ltd.	2,000	25,571
Swire Pacific Ltd., Class A	4,000	18,208
Swire Properties Ltd.	6,400	17,125
Techtronic Industries Co. Ltd.	2,000	26,667
WH Group Ltd.(d)	20,000	15,706
Wharf Real Estate Investment Co. Ltd.	8,000	30,690
Wynn Macau Ltd.(a)	9,600	13,246

		722,346

Ireland — 0.6%
CRH PLC	608	21,438
Flutter Entertainment PLC(a)	140	24,389
Kerry Group PLC, Class A	172	20,576
Kingspan Group PLC(a)	308	26,854
Smurfit Kappa Group PLC	592	22,288

		115,545

Israel — 1.1%
Azrieli Group Ltd.	356	16,814
Bank Hapoalim BM	3,024	17,745
Bank Leumi Le-Israel BM	3,584	16,991
Check Point Software Technologies Ltd.(a)	196	22,258
CyberArk Software Ltd.(a)	200	19,830
Elbit Systems Ltd.	132	14,961
ICL Group Ltd.	5,664	20,650
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	6,164	17,374
Mizrahi Tefahot Bank Ltd.	960	18,774
Nice Ltd.(a)	104	23,825
Teva Pharmaceutical Industries Ltd., ADR(a)	1,496	13,045
Wix.com Ltd.(a)	96	23,743

		226,011

Italy — 2.3%
Assicurazioni Generali SpA	1,488	19,950
Atlantia SpA(a)	1,244	19,063
CNH Industrial NV(a)	3,324	25,787
DiaSorin SpA	96	21,079
Enel SpA	3,028	24,105
Eni SpA	2,012	14,088

Security	Shares	Value

Italy (continued)
Ferrari NV	112	$19,980
FinecoBank Banca Fineco SpA(a)	1,631	22,324
Infrastrutture Wireless Italiane SpA(d)	1,712	18,506
Intesa Sanpaolo SpA(a)	11,944	19,751
Leonardo SpA	2,826	13,457
Mediobanca Banca di Credito Finanziario SpA	3,416	24,225
Moncler SpA(a)	532	21,293
Nexi SpA(a)(d)	1,476	22,678
Pirelli & C SpA(a)(d)	5,128	21,385
Poste Italiane SpA(d)	2,340	19,080
Prysmian SpA	964	26,209
Recordati Industria Chimica e Farmaceutica SpA	396	20,522
Snam SpA	4,368	21,319
Telecom Italia SpA/Milano	32,740	11,113
Tenaris SA	3,044	14,439
Terna Rete Elettrica Nazionale SpA	3,360	22,716
UniCredit SpA(a)	2,596	19,356

		462,425

Japan — 32.5%
ABC-Mart Inc.	400	20,318
Acom Co. Ltd.	4,800	21,443
Advantest Corp.	400	23,072
Aeon Co. Ltd.	800	20,383
Aeon Mall Co. Ltd.	1,200	18,653
AGC Inc.	800	24,833
Air Water Inc.	1,200	17,103
Aisin Seiki Co. Ltd.	800	24,067
Ajinomoto Co. Inc.	1,200	24,077
Alfresa Holdings Corp.	1,200	21,936
Amada Co. Ltd.	2,400	20,777
ANA Holdings Inc.(a)	800	17,371
Aozora Bank Ltd.	1,200	19,606
Asahi Group Holdings Ltd.	400	12,332
Asahi Intecc Co. Ltd.	800	24,756
Asahi Kasei Corp.	2,400	20,671
Astellas Pharma Inc.	1,200	16,472
Bandai Namco Holdings Inc.	400	29,753
Bank of Kyoto Ltd. (The)	400	17,582
Benesse Holdings Inc.	800	18,818
Bridgestone Corp.	400	12,971
Brother Industries Ltd.	1,200	18,435
Calbee Inc.	800	24,488
Canon Inc.	800	13,778
Casio Computer Co. Ltd.	1,200	18,125
Chiba Bank Ltd. (The)	4,400	22,602
Chubu Electric Power Co. Inc.	1,200	13,447
Chugai Pharmaceutical Co. Ltd.	400	15,385
Chugoku Electric Power Co. Inc. (The)	1,200	15,095
Coca-Cola Bottlers Japan Holdings Inc.	1,200	16,908
Concordia Financial Group Ltd.	6,400	20,999
CyberAgent Inc.	400	25,062
Dai Nippon Printing Co. Ltd.	800	14,838
Daicel Corp.	2,400	17,081
Daifuku Co. Ltd.	400	41,056
Dai-ichi Life Holdings Inc.	1,600	23,669
Daiichi Sankyo Co. Ltd.	1,200	31,544
Daiwa House Industry Co. Ltd.	800	20,934
Daiwa House REIT Investment Corp.	8	18,512
Daiwa Securities Group Inc.	5,200	20,941
Denso Corp.	400	18,512

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dentsu Group Inc.	800	$22,889
East Japan Railway Co.	400	20,880
Eisai Co. Ltd.	400	30,951
Electric Power Development Co. Ltd.	1,200	16,185
ENEOS Holdings Inc.	5,250	17,607
FamilyMart Co. Ltd.	1,200	26,264
Fuji Electric Co. Ltd.	800	24,106
FUJIFILM Holdings Corp.	400	20,348
Fujitsu Ltd.	200	23,388
Fukuoka Financial Group Inc.	1,200	19,950
GLP J-REIT	16	24,641
GMO Payment Gateway Inc.	200	24,431
Hakuhodo DY Holdings Inc.	2,000	25,387
Hamamatsu Photonics KK	400	20,050
Hankyu Hanshin Holdings Inc.	400	12,168
Hino Motors Ltd.	3,200	24,366
Hisamitsu Pharmaceutical Co. Inc.	400	19,036
Hitachi Construction Machinery Co. Ltd.	800	19,591
Hitachi Ltd.	800	26,799
Hitachi Metals Ltd.	2,000	26,420
Honda Motor Co. Ltd.	800	18,634
Hoshizaki Corp.	400	31,873
Hulic Co. Ltd.	2,000	18,481
Idemitsu Kosan Co. Ltd.	864	17,397
Iida Group Holdings Co. Ltd.	1,600	28,820
Inpex Corp.	2,800	13,178
Isetan Mitsukoshi Holdings Ltd.	3,200	15,458
Isuzu Motors Ltd.	2,400	19,353
Ito En Ltd.	400	25,292
ITOCHU Corp.	800	19,131
Itochu Techno-Solutions Corp.	800	27,205
Japan Airlines Co. Ltd.(a)	1,200	20,857
Japan Airport Terminal Co. Ltd.	400	17,295
Japan Exchange Group Inc.	800	19,457
Japan Post Bank Co. Ltd.	2,000	15,898
Japan Post Holdings Co. Ltd.	2,400	16,412
Japan Post Insurance Co. Ltd.	1,600	25,253
Japan Prime Realty Investment Corp.	8	21,619
Japan Real Estate Investment Corp.	4	19,591
Japan Retail Fund Investment Corp.	16	23,004
Japan Tobacco Inc.	800	15,076
JFE Holdings Inc.(a)	2,800	19,499
JGC Holdings Corp.	2,000	16,357
JSR Corp.	1,200	26,929
JTEKT Corp.	2,800	22,070
Kajima Corp.	1,600	17,019
Kakaku.com Inc.	800	21,205
Kamigumi Co. Ltd.	1,200	21,397
Kansai Electric Power Co. Inc. (The)	2,000	18,192
Kansai Paint Co. Ltd.	1,200	30,867
Kao Corp.	400	28,391
Kawasaki Heavy Industries Ltd.(a)	1,200	14,234
KDDI Corp.	800	21,370
Keihan Holdings Co. Ltd.	400	15,152
Keikyu Corp.	1,200	16,713
Keio Corp.	400	23,149
Keisei Electric Railway Co. Ltd.	800	22,307
Kikkoman Corp.	400	19,820
Kintetsu Group Holdings Co. Ltd.	400	15,917
Kirin Holdings Co. Ltd.	800	14,379

Security	Shares	Value

Japan (continued)
Kobe Bussan Co. Ltd.	800	$22,537
Koito Manufacturing Co. Ltd.	400	19,208
Komatsu Ltd.	800	17,915
Konami Holdings Corp.	800	31,146
Kose Corp.	100	12,703
Kubota Corp.	1,200	20,782
Kuraray Co. Ltd.	2,000	18,404
Kurita Water Industries Ltd.	800	23,723
Kyocera Corp.	400	21,928
Kyowa Kirin Co. Ltd.	800	19,820
Kyushu Electric Power Co. Inc.	2,400	20,111
Kyushu Railway Co.	800	16,981
Lasertec Corp.	400	34,590
Lawson Inc.	400	18,385
LINE Corp.(a)	400	20,547
Lion Corp.	800	16,354
LIXIL Group Corp.	1,600	34,528
M3 Inc.	400	26,887
Makita Corp.	400	17,601
Marubeni Corp.	4,400	22,863
Marui Group Co. Ltd.	1,200	21,511
Maruichi Steel Tube Ltd.	800	18,290
Mazda Motor Corp.	3,200	16,713
McDonald’s Holdings Co. Japan Ltd.	400	18,940
Mebuki Financial Group Inc.	9,270	18,533
Medipal Holdings Corp.	1,200	21,374
MEIJI Holdings Co. Ltd.	400	28,927
Mercari Inc.(a)	800	33,671
MINEBEA MITSUMI Inc.	1,200	21,511
MISUMI Group Inc.	800	23,646
Mitsubishi Chemical Holdings Corp.	3,200	17,944
Mitsubishi Corp.	800	17,796
Mitsubishi Electric Corp.	1,600	20,509
Mitsubishi Estate Co. Ltd.	1,200	17,838
Mitsubishi Gas Chemical Co. Inc.	1,600	28,973
Mitsubishi Heavy Industries Ltd.	800	17,100
Mitsubishi Materials Corp.	800	14,609
Mitsubishi Motors Corp.(a)	7,200	13,086
Mitsubishi UFJ Financial Group Inc.	4,400	17,265
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	16,836
Mitsui & Co. Ltd.	1,200	18,711
Mitsui Chemicals Inc.	1,200	30,603
Mitsui Fudosan Co. Ltd.	1,200	20,369
Miura Co. Ltd.	400	18,730
Mizuho Financial Group Inc.	1,600	19,614
MonotaRO Co. Ltd.	400	22,192
MS&AD Insurance Group Holdings Inc.	800	21,768
Murata Manufacturing Co. Ltd.	400	27,806
Nabtesco Corp.	800	29,768
Nagoya Railroad Co. Ltd.	800	21,244
NEC Corp.	400	20,088
Nexon Co. Ltd.	800	22,338
NGK Insulators Ltd.	1,600	22,698
NGK Spark Plug Co. Ltd.	1,200	20,949
NH Foods Ltd.	400	16,338
Nidec Corp.	400	40,176
Nihon M&A Center Inc.	400	23,379
Nikon Corp.	2,400	14,440
Nippon Building Fund Inc.	4	20,203
Nippon Express Co. Ltd.	400	22,384

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Paint Holdings Co. Ltd.	400	$35,929
Nippon Prologis REIT Inc.	8	26,325
Nippon Sanso Holdings Corp.	1,200	17,528
Nippon Shinyaku Co. Ltd.	400	28,468
Nippon Steel Corp.(a)	2,000	19,256
Nippon Telegraph & Telephone Corp.	800	16,805
Nippon Yusen KK	1,600	29,309
Nissan Chemical Corp.	400	21,121
Nissan Motor Co. Ltd.(a)	5,200	18,205
Nisshin Seifun Group Inc.	1,200	18,033
Nissin Foods Holdings Co. Ltd.	400	34,590
Nitto Denko Corp.	400	27,970
Nomura Holdings Inc.	4,800	21,328
Nomura Real Estate Holdings Inc.	1,200	20,903
Nomura Real Estate Master Fund Inc.	16	19,070
Nomura Research Institute Ltd.	860	25,461
NSK Ltd.	2,800	22,204
NTT Data Corp.	1,600	17,984
NTT DOCOMO Inc.	800	29,746
Obayashi Corp.	2,400	19,973
Odakyu Electric Railway Co. Ltd.	800	19,231
Oji Holdings Corp.	3,600	15,118
Olympus Corp.	1,200	22,831
Omron Corp.	400	28,697
Ono Pharmaceutical Co. Ltd.	800	22,743
Oracle Corp. Japan	200	20,011
ORIX Corp.	1,600	18,603
Orix JREIT Inc.	16	22,422
Osaka Gas Co. Ltd.	1,200	22,751
Otsuka Corp.	400	18,443
Otsuka Holdings Co. Ltd.	400	14,750
Pan Pacific International Holdings Corp.	1,200	25,506
Panasonic Corp.	2,400	22,055
Park24 Co. Ltd.(a)	1,200	16,162
PeptiDream Inc.(a)	400	18,462
Persol Holdings Co. Ltd.	1,600	24,044
Pigeon Corp.	400	18,385
Pola Orbis Holdings Inc.	1,200	23,623
Rakuten Inc.	2,000	19,418
Recruit Holdings Co. Ltd.	400	15,190
Renesas Electronics Corp.(a)	3,600	29,650
Resona Holdings Inc.	5,600	18,347
Ricoh Co. Ltd.	2,800	18,267
Rinnai Corp.	400	39,411
Rohm Co. Ltd.	400	30,610
Ryohin Keikaku Co. Ltd.	1,600	33,396
Santen Pharmaceutical Co. Ltd.	1,200	21,316
SBI Holdings Inc.	800	18,313
SCSK Corp.	400	19,858
Secom Co. Ltd.	400	33,652
Sega Sammy Holdings Inc.	1,600	19,989
Seibu Holdings Inc.	1,600	15,948
Seiko Epson Corp.	2,000	23,034
Sekisui Chemical Co. Ltd.	1,600	24,794
Sekisui House Ltd.	1,200	19,818
Seven & i Holdings Co. Ltd.	400	12,164
Seven Bank Ltd.	6,800	15,546
SG Holdings Co. Ltd.	1,600	38,492
Sharp Corp.	1,600	18,366
Shimadzu Corp.	800	22,736

Security	Shares	Value

Japan (continued)
Shimamura Co. Ltd.	400	$42,548
Shimizu Corp.	2,400	16,621
Shinsei Bank Ltd.	1,600	19,162
Shionogi & Co. Ltd.	400	18,841
Shiseido Co. Ltd.	400	24,680
Shizuoka Bank Ltd. (The)	3,200	21,427
Showa Denko KK	800	13,522
Softbank Corp.	1,200	13,918
SoftBank Group Corp.	400	25,992
Sohgo Security Services Co. Ltd.	400	18,577
Sompo Holdings Inc.	800	29,776
Sony Corp.	400	33,189
Square Enix Holdings Co. Ltd.	400	23,417
Stanley Electric Co. Ltd.	800	22,652
Subaru Corp.	800	14,582
SUMCO Corp.	1,200	18,194
Sumitomo Chemical Co. Ltd.	6,400	20,815
Sumitomo Corp.	1,600	17,517
Sumitomo Dainippon Pharma Co. Ltd.	1,600	18,703
Sumitomo Electric Industries Ltd.	1,600	17,532
Sumitomo Heavy Industries Ltd.	800	16,989
Sumitomo Metal Mining Co. Ltd.	800	24,664
Sumitomo Mitsui Financial Group Inc.	800	22,047
Sumitomo Mitsui Trust Holdings Inc.	800	21,301
Sumitomo Realty & Development Co. Ltd.	800	21,328
Sumitomo Rubber Industries Ltd.	2,000	17,467
Sundrug Co. Ltd.	800	29,654
Suntory Beverage & Food Ltd.	400	13,775
Suzuken Co. Ltd.	400	14,406
Suzuki Motor Corp.	400	17,054
Sysmex Corp.	400	37,498
T&D Holdings Inc.	2,400	23,807
Taiheiyo Cement Corp.	1,200	28,054
Taisei Corp.	800	24,833
Taisho Pharmaceutical Holdings Co. Ltd.	400	23,991
Takeda Pharmaceutical Co. Ltd.	451	13,973
TDK Corp.	400	46,719
Teijin Ltd.	1,200	18,320
Terumo Corp.	400	14,681
THK Co. Ltd.	800	21,037
TIS Inc.	800	15,313
Tobu Railway Co. Ltd.	400	11,307
Toho Co. Ltd.	400	15,803
Toho Gas Co. Ltd.	400	20,624
Tohoku Electric Power Co. Inc.	2,000	17,639
Tokio Marine Holdings Inc.	400	17,827
Tokyo Century Corp.	400	19,476
Tokyo Electric Power Co. Holdings Inc.(a)	6,000	15,439
Tokyo Gas Co. Ltd.	800	18,102
Tokyu Corp.	1,200	14,176
Tokyu Fudosan Holdings Corp.	4,000	17,371
Toppan Printing Co. Ltd.	1,200	15,187
Toray Industries Inc.	4,000	17,999
Toshiba Corp.	800	20,119
Tosoh Corp.	1,600	25,866
TOTO Ltd.	400	18,156
Toyo Suisan Kaisha Ltd.	400	19,897
Toyoda Gosei Co. Ltd.	1,200	30,281
Toyota Industries Corp.	400	25,713
Toyota Motor Corp.	400	26,030

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Tsusho Corp.	800	$22,185
Trend Micro Inc.	400	22,384
Unicharm Corp.	400	18,519
United Urban Investment Corp.	20	21,293
USS Co. Ltd.	1,200	21,925
Welcia Holdings Co. Ltd.	800	31,376
West Japan Railway Co.	400	17,065
Yakult Honsha Co. Ltd.	400	19,361
Yamada Holdings Co. Ltd.	4,400	21,381
Yamaha Corp.	400	18,825
Yamaha Motor Co. Ltd.	1,600	22,698
Yamato Holdings Co. Ltd.	1,200	31,613
Yamazaki Baking Co. Ltd.	1,200	19,698
Yaskawa Electric Corp.	400	15,439
Yokogawa Electric Corp.	1,600	23,356
Yokohama Rubber Co. Ltd. (The)	1,600	22,820
Z Holdings Corp.	4,800	33,293
ZOZO Inc.	1,200	30,430

		6,425,605

Netherlands — 2.8%
ABN AMRO Bank NV, CVA(a)(d)	2,092	17,170
Adyen NV(a)(d)	16	26,978
Aegon NV	7,468	20,138
AerCap Holdings NV(a)(c)	676	16,785
Akzo Nobel NV	232	22,349
Altice Europe NV(a)	4,472	22,030
ArcelorMittal SA(a)	1,988	26,983
Argenx SE(a)	88	21,977
ASML Holding NV	56	20,352
Davide Campari-Milano NV	2,432	25,394
EXOR NV	376	19,534
Heineken Holding NV	232	17,931
Heineken NV	216	19,172
ING Groep NV(a)	3,148	21,485
Just Eat Takeaway.com NV, New(a)(d)	172	19,138
Koninklijke Ahold Delhaize NV	716	19,675
Koninklijke DSM NV	148	23,696
Koninklijke KPN NV	8,012	21,652
Koninklijke Philips NV(a)	416	19,323
Koninklijke Vopak NV	336	17,468
NN Group NV	644	22,460
Prosus NV	180	17,986
QIAGEN NV(a)	432	20,516
Randstad NV(a)	456	22,793
Unilever NV	384	21,716
Wolters Kluwer NV	256	20,749

		545,450

New Zealand — 0.8%
a2 Milk Co. Ltd. (The)(a)(c)	1,596	15,442
Auckland International Airport Ltd.(a)	5,452	25,223
Fisher & Paykel Healthcare Corp. Ltd.	1,020	23,594
Mercury NZ Ltd.	6,076	21,484
Meridian Energy Ltd.	6,596	23,104
Ryman Healthcare Ltd.	2,504	23,168
Spark New Zealand Ltd.	7,192	21,342

		153,357

Norway — 1.0%
Adevinta ASA(a)	1,196	18,455
DNB ASA(a)	1,492	20,088

Security	Shares	Value

Norway (continued)
Equinor ASA	1,196	$15,171
Gjensidige Forsikring ASA	1,096	20,787
Mowi ASA	972	15,319
Norsk Hydro ASA(a)	7,792	21,789
Orkla ASA	2,096	19,752
Schibsted ASA, Class B(a)	856	30,680
Telenor ASA	1,224	18,849
Yara International ASA	568	19,758

		200,648

Portugal — 0.3%
EDP - Energias de Portugal SA	4,401	21,695
Galp Energia SGPS SA	1,688	13,674
Jeronimo Martins SGPS SA	1,172	18,621

		53,990

Singapore — 2.0%
Ascendas REIT	8,800	18,560
CapitaLand Ltd.	10,000	18,821
CapitaLand Mall Trust	26,403	33,451
City Developments Ltd.	3,600	16,715
DBS Group Holdings Ltd.	1,200	17,884
Genting Singapore Ltd.	36,400	17,194
Jardine Cycle & Carriage Ltd.	1,211	15,751
Keppel Corp. Ltd.	4,400	14,146
Mapletree Commercial Trust	13,600	17,131
Mapletree Logistics Trust	14,800	21,135
Oversea-Chinese Banking Corp. Ltd.	2,400	14,799
Singapore Airlines Ltd.	6,900	17,130
Singapore Exchange Ltd.	2,600	16,489
Singapore Technologies Engineering Ltd.	8,400	21,469
Singapore Telecommunications Ltd.	9,200	13,677
Suntec REIT	18,400	18,056
United Overseas Bank Ltd.	1,200	16,688
UOL Group Ltd.	4,400	20,042
Venture Corp. Ltd.	2,000	28,209
Wilmar International Ltd.	6,800	20,119
Yangzijiang Shipbuilding Holdings Ltd.	28,800	19,404

		396,870

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	863	20,507
Aena SME SA(a)(d)	168	22,622
Amadeus IT Group SA	404	19,290
Banco Bilbao Vizcaya Argentaria SA	5,452	15,636
Banco Santander SA(a)	8,440	16,819
Bankinter SA	5,124	19,201
CaixaBank SA	11,404	20,750
Cellnex Telecom SA(d)	396	25,426
Enagas SA	433	9,346
Endesa SA	824	22,086
Ferrovial SA	745	16,120
Grifols SA	576	15,559
Iberdrola SA	1,943	22,916
Industria de Diseno Textil SA	760	18,759
Mapfre SA	12,092	18,226
Naturgy Energy Group SA	1,092	20,289
Red Electrica Corp. SA	870	15,328
Repsol SA	2,175	13,529
Siemens Gamesa Renewable Energy SA	1,276	36,163
Telefonica SA	4,508	14,735

		383,307

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 3.7%
Alfa Laval AB(a)	1,144	$23,198
Assa Abloy AB, Class B	1,028	22,059
Atlas Copco AB, Class A	400	17,656
Atlas Copco AB, Class B	204	7,822
Boliden AB	888	24,262
Electrolux AB, Series B	1,176	26,543
Epiroc AB, Class A	1,128	16,855
Epiroc AB, Class B	568	8,142
EQT AB	1,128	21,486
Essity AB, Class B	524	15,182
Evolution Gaming Group AB(d)	340	25,249
Hennes & Mauritz AB, Class B	1,360	22,093
Hexagon AB, Class B(a)	376	27,474
Husqvarna AB, Class B	2,788	28,816
ICA Gruppen AB	428	20,258
Industrivarden AB, Class C(a)	832	21,274
Investment AB Latour, Class B	1,036	24,186
Investor AB, Class B	372	22,334
Kinnevik AB, Class B	800	32,818
L E Lundbergforetagen AB, Class B(a)	420	18,902
Lundin Energy AB	772	14,731
Nibe Industrier AB, Class B(a)	880	21,216
Sandvik AB(a)	1,180	21,012
Securitas AB, Class B(a)	1,564	22,130
Skandinaviska Enskilda Banken AB, Class A(a)	2,208	18,927
Skanska AB, Class B	1,008	18,946
SKF AB, Class B	1,136	23,253
Svenska Cellulosa AB SCA, Class B(a)	1,616	21,922
Svenska Handelsbanken AB, Class A(a)	2,012	16,302
Swedbank AB, Class A(a)	1,588	24,887
Swedish Match AB	280	21,095
Tele2 AB, Class B	1,484	17,597
Telefonaktiebolaget LM Ericsson, Class B	2,048	22,843
Telia Co. AB	5,664	21,711
Volvo AB, Class B(a)	1,360	26,456

		739,637

Switzerland — 3.7%
ABB Ltd., Registered	876	21,266
Adecco Group AG, Registered	420	20,621
Alcon Inc.(a)	320	18,190
Baloise Holding AG, Registered	136	18,592
Banque Cantonale Vaudoise, Registered	188	18,214
Barry Callebaut AG, Registered	8	16,523
Cie. Financiere Richemont SA, Class A, Registered	320	20,075
Clariant AG, Registered	1,092	18,729
Coca-Cola HBC AG	820	18,607
Credit Suisse Group AG, Registered	2,152	20,249
EMS-Chemie Holding AG, Registered	28	24,623
Geberit AG, Registered	44	25,059
Givaudan SA, Registered	8	32,609
Julius Baer Group Ltd.	468	20,904
Kuehne + Nagel International AG, Registered	136	27,169
LafargeHolcim Ltd., Registered	460	19,749
Logitech International SA, Registered	332	27,964
Lonza Group AG, Registered	36	21,807
Nestle SA, Registered	184	20,698
Novartis AG, Registered	164	12,792
Partners Group Holding AG	24	21,645
Roche Holding AG, NVS	44	14,150
Schindler Holding AG, Participation Certificates, NVS	60	15,351

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Registered	20	$5,137
SGS SA, Registered	8	19,997
Siemens Energy AG(a)	86	1,883
Sika AG, Registered	104	25,610
Sonova Holding AG, Registered(a)	88	20,883
Straumann Holding AG, Registered	24	25,033
Swatch Group AG (The), Bearer	80	16,929
Swatch Group AG (The), Registered	124	5,065
Swiss Life Holding AG, Registered	56	18,831
Swiss Prime Site AG, Registered	200	16,824
Swiss Re AG	284	20,370
Swisscom AG, Registered	36	18,315
Temenos AG, Registered	144	15,466
UBS Group AG, Registered	1,832	21,277
Vifor Pharma AG	116	13,055
Zurich Insurance Group AG	48	15,920

		736,181

United Kingdom — 8.5%
3i Group PLC	1,856	23,062
Admiral Group PLC	676	24,037
Anglo American PLC	948	22,201
Antofagasta PLC	1,764	23,481
Ashtead Group PLC	648	23,460
Associated British Foods PLC	872	19,139
AstraZeneca PLC	152	15,263
Auto Trader Group PLC(d)	3,048	22,819
AVEVA Group PLC	384	21,300
Aviva PLC	5,144	17,127
BAE Systems PLC	3,072	15,769
Barclays PLC(a)	13,636	18,788
Barratt Developments PLC(a)	2,980	18,591
Berkeley Group Holdings PLC	388	20,353
BP PLC	3,712	9,436
British American Tobacco PLC	484	15,320
British Land Co. PLC (The)	4,292	19,346
BT Group PLC	13,404	17,574
Bunzl PLC	876	27,184
Burberry Group PLC	1,076	18,866
Coca-Cola European Partners PLC	496	17,712
Compass Group PLC	1,320	18,006
Croda International PLC	320	24,966
DCC PLC	256	16,630
Diageo PLC	612	19,775
Direct Line Insurance Group PLC	5,808	19,788
Evraz PLC	5,932	27,574
Experian PLC	604	22,000
Ferguson PLC	244	24,362
Fiat Chrysler Automobiles NV(a)	2,256	27,703
GlaxoSmithKline PLC	792	13,229
Glencore PLC(a)	9,388	18,924
GVC Holdings PLC(a)	1,960	24,486
Halma PLC	652	19,963
Hargreaves Lansdown PLC	916	16,019
Hikma Pharmaceuticals PLC	596	19,343
HSBC Holdings PLC	3,352	14,066
Imperial Brands PLC	920	14,560
Informa PLC(a)	3,480	18,809
InterContinental Hotels Group PLC(a)	384	19,443
Intertek Group PLC	328	23,631
J Sainsbury PLC	8,440	22,000

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
JD Sports Fashion PLC	2,712	$25,991
Johnson Matthey PLC	768	21,340
Kingfisher PLC(a)	9,360	34,746
Land Securities Group PLC	2,696	17,754
Legal & General Group PLC	7,452	17,806
Lloyds Banking Group PLC(a)	48,752	17,666
London Stock Exchange Group PLC	176	18,838
M&G PLC	12,884	24,430
Melrose Industries PLC(a)	16,208	25,075
Mondi PLC	1,080	20,430
National Grid PLC	1,528	18,157
Natwest Group PLC(a)	13,888	22,303
Next PLC	348	26,278
Ocado Group PLC(a)	752	22,130
Pearson PLC	3,576	23,581
Persimmon PLC	656	19,814
Prudential PLC	1,232	15,019
Reckitt Benckiser Group PLC	204	17,937
RELX PLC	796	15,722
Rentokil Initial PLC(a)	3,104	21,111
Rio Tinto PLC	300	16,901
Rolls-Royce Holdings PLC	5,680	5,238
Royal Dutch Shell PLC, Class A	508	6,341
Royal Dutch Shell PLC, Class B	432	5,189
RSA Insurance Group PLC	4,084	22,369
Sage Group PLC (The)	2,572	21,138
Schroders PLC	564	19,063
Segro PLC	1,868	21,786
Severn Trent PLC	652	20,486
Smith & Nephew PLC	964	16,659
Smiths Group PLC	1,212	20,835
Spirax-Sarco Engineering PLC	164	23,920
SSE PLC	1,224	19,862
St. James’s Place PLC	1,852	21,533
Standard Chartered PLC(a)	3,588	16,321
Standard Life Aberdeen PLC	6,760	19,623
Taylor Wimpey PLC(a)	10,432	14,271
Tesco PLC	5,628	14,954
Unilever PLC	332	18,905
United Utilities Group PLC	1,756	19,604
Vodafone Group PLC	11,444	15,241
Whitbread PLC(a)	544	15,102
Wm Morrison Supermarkets PLC	7,692	16,202
WPP PLC	2,572	20,506

		1,674,282

Total Common Stocks — 99.0% (Cost: $19,624,864)		19,588,001

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	28	1,448

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	512	$26,349
Henkel AG & Co. KGaA, Preference Shares, NVS	136	13,232
Porsche Automobil Holding SE, Preference Shares, NVS	348	18,647
Sartorius AG, Preference Shares, NVS	52	22,012
Volkswagen AG, Preference Shares, NVS	108	15,738

		97,426

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,348	7,402

Total Preferred Stocks — 0.5% (Cost: $96,777)		104,828

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)	281	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	191,791	191,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	10,000	10,000

		201,925

Total Short-Term Investments — 1.0% (Cost: $201,842)		201,925

Total Investments in Securities — 100.5% (Cost: $19,923,483)		19,894,754

Other Assets, Less Liabilities — (0.5)%		(108,301)

Net Assets — 100.0%		$19,786,453

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Size Factor ETF (Formerly iShares® Edge MSCI Intl Size Factor ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$243,126	$—		$(51,103	)(a)	$(60)	$(38)	$191,925	191,791	$1,259	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	—		—

						$(60)	$(38)	$201,925		$1,259		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	12/18/20	$69	$(7,091)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$19,564,557	$—		$23,444	$19,588,001
Preferred Stocks	104,828	—		—	104,828
Rights	—	0	(a)	—	0	(a)
Money Market Funds	201,925	—		—	201,925

	$19,871,310	$0	(a)	$23,444	$19,894,754

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(7,091)	$—		$—	$(7,091)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares